Segment Information - Segment Financial Information (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total sales	$ 1,077,814		$ 957,931							$ 3,245,671	$ 2,806,218
Income (loss) from operations	125,179	$ 91,545	101,666	$ 113,356	$ 114,512	$ 62,623	$ 119,400	$ 132,375	$ 142,209	379,981	329,535	$ 421,079	$ 456,607	$ 608,854
Interest expense and other, net	(22,512)		(20,481)							(69,959)	(52,156)	(69,016)	(43,770)	(23,486)
Income from operations before income taxes	102,667		81,185							310,022	277,379	352,063	412,837	585,368
Freight Segment
Segment Reporting Information [Line Items]
Total sales	391,577		340,185							1,183,389	1,032,959
Income from operations before income taxes	79,420		61,424							233,390	195,811
Transit Segment
Segment Reporting Information [Line Items]
Total sales	686,237		617,746							2,062,282	1,773,259
Income from operations before income taxes	60,735		47,358							186,794	155,383
Operating Segments | Freight Segment
Segment Reporting Information [Line Items]
Total sales	405,087		348,561							1,227,600	1,060,561
Income (loss) from operations	79,420		61,424							233,390	195,811	264,276	343,578	483,284
Interest expense and other, net	0		0							0	0	0	0	0
Income from operations before income taxes												264,276	343,578	483,284
Operating Segments | Transit Segment
Segment Reporting Information [Line Items]
Total sales	690,975		622,240							2,073,893	1,789,512
Income (loss) from operations	60,735		47,358							186,794	155,383	188,219	170,569	151,631
Interest expense and other, net	0		0							0	0	0	0	0
Income from operations before income taxes												188,219	170,569	151,631
Intersegment sales/(elimination)
Segment Reporting Information [Line Items]
Total sales	(18,248)		(12,870)							(55,822)	(43,855)
Intersegment sales/(elimination) | Freight Segment
Segment Reporting Information [Line Items]
Total sales	13,510		8,376							44,211	27,602
Intersegment sales/(elimination) | Transit Segment
Segment Reporting Information [Line Items]
Total sales	4,738		4,494							11,611	16,253
Corporate Activities and Elimination
Segment Reporting Information [Line Items]
Total sales	(18,248)		(12,870)							(55,822)	(43,855)
Income (loss) from operations	(14,976)		(7,116)							(40,203)	(21,659)	(31,416)	(57,540)	(26,061)
Interest expense and other, net	(22,512)		(20,481)							(69,959)	(52,156)	(69,016)	(43,770)	(23,486)
Income from operations before income taxes	$ (37,488)		$ (27,597)							$ (110,162)	$ (73,815)	$ (100,432)	$ (101,310)	$ (49,547)